Acquisitions and business divestments - Acquisitions (Details) $ in Millions		12 Months Ended
	Jun. 30, 2018 USD ($)	Dec. 31, 2018 USD ($) entity	Dec. 31, 2017 USD ($) entity	Dec. 31, 2016 USD ($) entity
Acquisitions and business divestments
Purchase price for acquisitions (net of cash acquired)		$ 2,638	$ 1,992	$ 13
Aggregate excess of purchase price over fair value of net assets acquired		$ 1,472	$ 1,267	$ 12
Number of acquired businesses | entity		3	4	1
Allocation of the purchase consideration for business acquisitions
Goodwill		$ 10,764	$ 9,536	$ 7,953
Intangibles other than software: Customer-related
Allocation of the purchase consideration for business acquisitions
Weighted-average useful life (in years)		14 years	20 years
Business acquisitions in 2018
Allocation of the purchase consideration for business acquisitions
Intangible assets		$ 457
Fixed assets		388
Deferred tax liabilities		(111)
Inventories		438
Other assets and liabilities, net		101
Goodwill		1,472
Noncontrolling interest		107
Total consideration (net of cash acquired)		2,638
Business acquisitions in 2018 | Technology
Allocation of the purchase consideration for business acquisitions
Intangible assets		$ 87
Weighted-average useful life (in years)		7 years
Business acquisitions in 2018 | Intangibles other than software: Customer-related
Allocation of the purchase consideration for business acquisitions
Intangible assets		$ 214
Weighted-average useful life (in years)		14 years
Business acquisitions in 2018 | Trade names
Allocation of the purchase consideration for business acquisitions
Intangible assets		$ 122
Weighted-average useful life (in years)		13 years
Business acquisitions in 2018 | Supply agreement
Allocation of the purchase consideration for business acquisitions
Intangible assets		$ 34
Weighted-average useful life (in years)		13 years
GEIS
Acquisitions and business divestments
Acquisition price (net of cash acquired)	$ 2,622
Cash acquired from acquisition	$ 192
Gross receivables acquired		$ 658
Receivables after adjusting for contractual cash flows not expected to be collected		624
Allocation of the purchase consideration for business acquisitions
Intangible assets		457
Fixed assets		379
Deferred tax liabilities		(110)
Inventories		435
Other assets and liabilities, net		126
Goodwill		1,442
Noncontrolling interest		107
Total consideration (net of cash acquired)		2,622
GEIS | Technology
Allocation of the purchase consideration for business acquisitions
Intangible assets		87
GEIS | Intangibles other than software: Customer-related
Allocation of the purchase consideration for business acquisitions
Intangible assets		214
GEIS | Trade names
Allocation of the purchase consideration for business acquisitions
Intangible assets		122
GEIS | Supply agreement
Allocation of the purchase consideration for business acquisitions
Intangible assets		34
Business acquisitions in 2018, Other
Allocation of the purchase consideration for business acquisitions
Fixed assets		9
Deferred tax liabilities		(1)
Inventories		3
Other assets and liabilities, net		(25)
Goodwill		30
Total consideration (net of cash acquired)		$ 16
Business acquisitions in 2017
Allocation of the purchase consideration for business acquisitions
Intangible assets			$ 737
Fixed assets			131
Debt acquired			(50)
Deferred tax liabilities			(249)
Inventories			176
Other assets and liabilities, net			(20)
Goodwill			1,267
Total consideration (net of cash acquired)			1,992
Business acquisitions in 2017 | Technology
Allocation of the purchase consideration for business acquisitions
Intangible assets			$ 412
Weighted-average useful life (in years)			7 years
Business acquisitions in 2017 | Intangibles other than software: Customer-related
Allocation of the purchase consideration for business acquisitions
Intangible assets			$ 264
Weighted-average useful life (in years)			20 years
Business acquisitions in 2017 | Trade names
Allocation of the purchase consideration for business acquisitions
Intangible assets			$ 61
Weighted-average useful life (in years)			10 years